Capitalized Software Costs (Tables)	12 Months Ended
Dec. 31, 2020
Capitalized Software Costs [Abstract]
Schedule of capitalized software costs
December 31, 2020	Useful Life	Gross Value	Accumulated Depreciation	Net Carrying Value
Capitalized software development costs	4 years	$15,844	$(6,909)	$8,935
December 31, 2019	Useful Life	Gross Value	Accumulated Depreciation	Net Carrying Value
Capitalized software development costs	4 years	$11,535	$(3,888)	$7,647